JPMORGAN TRUST II

270 Park Avenue

New York, NY 10017

August 22, 2017

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Attention: Filing Desk

Re:	JPMorgan Trust II (the “Trust”) on behalf of
the JPMorgan High Yield Fund (the “Fund”)
File Nos. 811-4236 and 2-95973

Ladies and Gentlemen:

Pursuant to the requirements of the Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus and Statement of Additional Information for the Class R3 and Class R4 Shares for the Fund does not differ from the Prospectus and Statement of Additional Information contained in the Post-Effective Amendment No. 267 (Amendment 268 under the Investment Company Act of 1940) filed electronically on August 18, 2017.

If you have any questions, please call the undersigned at (614) 213-4042.

Sincerely,

/s/ Jessica K. Ditullio
Jessica K. Ditullio
Assistant Secretary